Redeemable, convertible, and cumulative preference shares	12 Months Ended
Dec. 31, 2025
Redeemable Convertible And Cumulative Preference Shares
Redeemable, convertible, and cumulative preference shares

23.	Redeemable, convertible, and cumulative preference shares

On November 30, 2021, BeLive SG issued 6,000,000 RCCPS of S$1 each to one of its shareholders at a total consideration of S$6,000,000. These RCCPS carried cumulative dividends at the rate of 2.5% per quarter of each calendar year. Out of the total consideration of the RCCPS, S$1,200,000 was receivable in 2021 and S$4,800,000 was receivable in 2022.

The RCCPS can be either redeemed or converted into either ordinary shares or founder/venture builder shares of BeLive SG, at the sole discretion of the holder.

If the redemption notice was issued by the holder before January 1, 2027, the redemption amount shall be S$3 per RCCPS. If the redemption notice was issued by the holder on or after January 1, 2027, the redemption amount shall be S$5 per RCCPS.

If the conversion notice was issued by the holder before January 1, 2027, the conversion ratio would be 1 RCCPS to 5 ordinary shares or founder/venture builder shares of BeLive SG. If the conversion notice was issued by the holder on or after January 1, 2027, the conversion ratio would be 1 RCCPS to 10 ordinary shares or founder/venture builder shares of BeLive SG.